Income tax (Details 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax
Deferred income tax assets	$ 359,770	$ 286,199
Deferred income tax liabilities	(11,583)	(17,928)
Deferred income tax assets, net	$ 348,187	$ 268,271	$ 220,316